Taxes - Schedule of Taxes Payable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Taxes Payable [Abstract]
VAT payable	$ 74,944	$ 71,796
Corporate income tax payable	173,599	170,370
Other taxes payable	7,500	7,462
Total	$ 256,043	$ 249,628